ACQUISITION DEPOSITS (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Total acquisition deposits	$ 0	$ 760,000
Olympic University License [Member]
Restructuring Cost and Reserve [Line Items]
Total acquisition deposits	0	350,000
New York [Member]
Restructuring Cost and Reserve [Line Items]
Total acquisition deposits	$ 0	$ 410,000